Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Disclosure of classes of share capital [text block]

in 000€, except share data	Total number of founder shares	Total number of ordinary shares	Total share- holders' capital	Total share- premium
Outstanding at January 1, 2015	−	47,147,256	2,788	76,650
Transfer share capital to share premium	−	−	(69)	69
Capital increase in cash	−	80,182	5	575
Capital increase via exercise warrants on 31/10/2014	−	98,000	5	90
Equity settled share-based payments expense	−	−	−	714

Outstanding on December 31, 2015	−	47,325,438	2,729	78,098
Outstanding at January 1, 2016	−	47,325,438	2,729	78,098
Transfer share capital to share premium	−	−	−	−
Capital increase in cash	−	−	−	−
Capital increase via exercise of warrants	−	−	−	−
Equity settled share-based payments expense	−	−	−	921

Outstanding on December 1, 2016	−	47,325,438	2,729	79,019
Outstanding at January 1, 2017	−	47,325,438	2,729	79,019
Transfer share capital to share premium	−	−	−	−
Capital increase in cash	−	−	−	−
Capital increase via exercise of warrants	−	−	−	−
Equity settled share-based payments expense	−	−	−	820

Outstanding on December 31, 2017	−	47,325,438	2,729	79,839

Disclosure of reserves within equity [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Legal reserve	279	279	226
Accumulated deficit	(3,529)	(1,882)	1,181

Reserves	(3,250)	(1,603)	1,407